STOCKHOLDERS' DEFICIENCY (Equity Financing) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues		3,676,472
Stock Issued During Period, Value, New Issues		$ 1,250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	7,352,944	11,029,416
Fair value of warrants accounted for as derivatives	$ 269,368	$ 359,734
Shares Issued, Price Per Share		$ 0.34
Payments of Stock Issuance Costs		$ 116,750
Proceeds From Issuance Of Common Stock		$ 1,133,250
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights	$ 0.39	$ 0.41	$ 0.50
Adjustments to Additional Paid in Capital, Warrant Issued	$ 432,772
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights	$ 0.20
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		294,185
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights		$ 0.425
Class of Warrant or Right, Exercise Period	5 years
Securities Purchase Agreement Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants and Rights Outstanding		$ 1,249,025
Proceeds from Issuance of Warrants		1,133,250
Adjustments to Additional Paid in Capital, Warrant Issued		$ (115,775)
Securities Purchase Agreement Warrants, Series One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		3,676,472
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights		$ 0.40
Class of Warrant or Right, Exercise Period	5 years
Securities Purchase Agreement Warrants, Series Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		3,676,472
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights		$ 0.50
Class of Warrant or Right, Exercise Period	6 months
Securities Purchase Agreement Warrants, Series Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		3,676,472
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights		$ 0.60
Class of Warrant or Right, Exercise Period	9 months